Offerings	Sep. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A common stock, $0.001 par value per share
Amount Registered | shares	12,345,407
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 172,835,698.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,461.15
Offering Note	(a) Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's Series A common stock, $0.001 par value per share ("Series A Common Stock"), that become issuable under the Pattern Group Inc. 2025 Equity Incentive Plan ("2025 Plan"), the Pattern Group Inc. 2025 Employee Stock Purchase Plan ("2025 ESPP") and the Covalent Group Inc. 2019 Equity Incentive Plan, as amended ("2019 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Series A Common Stock. (b) Represents shares of Series A Common Stock reserved for future issuance under the 2025 Plan. To the extent that any awards outstanding under the 2025 Plan or 2019 Plan are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Registrant prior to vesting, satisfied without the issuance of stock or otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the shares reserved for issuance pursuant to such awards will become available for issuance as shares of Series A Common Stock under the 2025 Plan. See footnote 6 below. (c) Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $14.00 per share, which is the initial public offering price per share of Series A Common Stock set forth on the cover page of the Registrant's Registration Statement on Form S-1 (File No. 333-289810), declared effective on September 18, 2025 ("IPO Registration Statement").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A common stock, $0.001 par value per share
Amount Registered | shares	3,086,351
Proposed Maximum Offering Price per Unit	11.90
Maximum Aggregate Offering Price	$ 36,727,576.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,622.99
Offering Note	See 1(a). (b) Represents shares of Series A Common Stock issuable under the 2025 ESPP. (c) Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of 85% of $14.00 per share, which is the initial public offering price per share of Series A Common Stock set forth on the cover page of the IPO Registration Statement. Pursuant to the 2025 ESPP, the purchase price of the shares of Series A Common Stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of Series A Common Stock on the first trading day of the offering period or on the exercise date.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A common stock, $0.001 par value per share
Amount Registered | shares	21,095,907
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 295,342,698.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,216.97
Offering Note	See 1(a) and 1(c). (b) Represents shares of Series A Common Stock reserved for issuance pursuant to restricted stock unit awards outstanding under the 2019 Plan as of the date of this Registration Statement. To the extent that any such awards are forfeited, cancelled, satisfied without the issuance of stock, held back upon exercise or settlement to satisfy the exercise price or tax withholding, or otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the shares of Series A Common Stock reserved for issuance pursuant to such awards will become available for issuance as shares of Series A Common Stock under the 2025 Plan. See footnote 2 above.